Note 17 - Related Party Transactions (Details) (USD $)			3 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	10 Months Ended	12 Months Ended			10 Months Ended		1 Months Ended	10 Months Ended	1 Months Ended	10 Months Ended		0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Court Square [Member]	Oct. 31, 2013 Court Square [Member]	Dec. 31, 2012 Court Square [Member]	Dec. 31, 2011 Court Square [Member]	Mar. 31, 2014 Weston Presidio [Member]	Oct. 31, 2013 Weston Presidio [Member]	Dec. 31, 2012 Weston Presidio [Member]	Dec. 31, 2011 Weston Presidio [Member]	Aug. 26, 2013 Officer [Member]	Oct. 31, 2013 Predecessor, MacDermid [Member] Interest [Member] MacDermid [Member]	Oct. 31, 2013 Predecessor, MacDermid [Member] MacDermid [Member]	Oct. 31, 2013 Mariposa Capital [Member] Annual Fee [Member]	Oct. 31, 2013 Mariposa Capital [Member] Annual Fee [Member]	Oct. 31, 2013 Mariposa Capital [Member]	Oct. 31, 2014 Mariposa Capital [Member]	Oct. 31, 2013 Mariposa Capital [Member]	Nov. 07, 2013 Pershing Square [Member]	Mar. 31, 2014 Seven-Year Period [Member] MacDermid [Member] Maximum [Member]	Oct. 31, 2013 Seven-Year Period [Member] MacDermid [Member] Maximum [Member]	Mar. 31, 2014 MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]	Aug. 26, 2013 Officer [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Management Fee Expense			$ 102,000	$ 7,515,000	$ 305,000	$ 509,000	$ 23,000	$ 1,723,000	$ 116,000	$ 70,000
Due from Related Parties																									275,000
Debt Instrument, Interest Rate, Stated Percentage	4.00%	4.00%									1.00%
Related Party Transaction, Amounts of Transaction												5,028,000	33,268,000	2,000,000	2,000,000
Business Acquisition, Shares Price Exchange Rate																						11.00		11.00
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																				100,000,000	100,000,000			100,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																						6.76%	6.76%	6.76%
Related Party, Agreement Renewal Term																1 year		1 year
Related Party, Notice of Non-Renewal to Agreement																90 days		90 days
Related Party, Effective Termination Date After Expiration of Agreement Term																6 months		6 months
Professional Fees																	$ 500,000	$ 440,000
Related Party, Ownership Percentage																			31.00%